BUSINESS OVERVIEW	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS OVERVIEW
BUSINESS OVERVIEW

The terms “we,” “our,” “us” and “Enbridge” as used in this report refer collectively to Enbridge Inc. and its subsidiaries unless the context suggests otherwise. These terms are used for convenience only and are not intended as a precise description of any separate legal entity within Enbridge.

Enbridge is a publicly traded energy transportation and distribution company. We conduct our business through five business segments: Liquids Pipelines; Gas Transmission and Midstream; Gas Distribution; Green Power and Transmission; and Energy Services. These reporting segments are strategic business units established by senior management to facilitate the achievement of our long-term objectives, to aid in resource allocation decisions and to assess operational performance.

LIQUIDS PIPELINES
Liquids Pipelines consists of common carrier and contract pipelines that transport crude oil, natural gas liquids (NGL) and refined products and terminals in Canada and the United States, including Canadian Mainline, Lakehead Pipeline System (Lakehead System), Regional Oil Sands System, Gulf Coast and Mid-Continent, Southern Lights Pipeline, Express-Platte System, Bakken System, and Feeder Pipelines and Other.

GAS TRANSMISSION AND MIDSTREAM
Gas Transmission and Midstream consists of investments in natural gas pipelines and gathering and processing facilities in Canada and the United States. Investments in natural gas pipelines include our interests in US Gas Transmission, Canadian Gas Transmission and Midstream, Alliance Pipeline, US Midstream and Other. Investments in natural gas processing include our interest in Aux Sable, a natural gas extraction and fractionation business located near the terminus of the Alliance Pipeline; Canadian Gas Transmission and Midstream assets located in northeast British Columbia and northwest Alberta; and DCP Midstream, LLC assets located primarily in Texas and Oklahoma.

GAS DISTRIBUTION
Gas Distribution consists of our natural gas utility operations, the core of which are Enbridge Gas Distribution Inc. (EGD) and Union Gas Limited (Union Gas), which serves residential, commercial and industrial customers, primarily located in Ontario. This business segment also includes natural gas distribution activities in Quebec and New Brunswick and an investment in Noverco Inc. (Noverco).

GREEN POWER AND TRANSMISSION
Green Power and Transmission consists of our investments in renewable energy assets and transmission facilities. Renewable energy assets consist of wind, solar, geothermal and waste heat recovery facilities and are located in Canada primarily in the provinces of Alberta, Ontario and Quebec and in the United States primarily in Colorado, Texas, Indiana and West Virginia. We also have assets in operation and under development located in Europe.

ENERGY SERVICES
The Energy Services businesses in Canada and the United States undertake physical commodity marketing activity and logistical services, oversee refinery supply services and manage our volume commitments on various pipeline systems.

ELIMINATIONS AND OTHER
In addition to the segments noted above, Eliminations and Other includes operating and administrative costs and the impact of foreign exchange hedge settlements, which are not allocated to business segments. Also included in Eliminations and Other are new business development activities, general corporate investments and a portion of the synergies achieved thus far related to the integration of corporate functions due to the Merger Transaction, as defined in Acquisition of Spectra Energy Corp.

SPONSORED VEHICLES BUY-IN
In the fourth quarter of 2018, Enbridge completed the buy-ins of our sponsored vehicles: Spectra Energy Partners, LP (SEP), Enbridge Energy Partners, L.P. (EEP), Enbridge Energy Management, L.L.C. (EEM) and Enbridge Income Fund Holdings Inc. (ENF), (referred to herein collectively as the Sponsored Vehicles) in a series of combination transactions, through which we acquired all of the outstanding equity securities of the Sponsored Vehicles not beneficially owned by us (collectively, the Sponsored Vehicles buy-in). Please refer to Note 20 - Noncontrolling Interests for further discussion of the transactions.
ACQUISITION OF SPECTRA ENERGY CORP
On February 27, 2017, Enbridge and Spectra Energy Corp (Spectra Energy) combined in a stock-for-stock merger transaction (the Merger Transaction) for a purchase price of $37.5 billion. Under the terms of the Merger Transaction, Spectra Energy shareholders received 0.984 shares of Enbridge common stock for each share of Spectra Energy common stock that they owned, resulting in us acquiring 100% ownership of Spectra Energy. Please refer to Note 8 - Acquisitions and Dispositions for further discussion of the transaction.

DISPOSITIONS
During the years ended December 31, 2018 and 2017, we have disposed of a number of our non-core assets. Please refer to Note 8 - Acquisitions and Dispositions for further discussion of these transactions.